Revenue and segment information (Geographical information (Under IFRS)) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Geographical information (Under IFRS) [line items]
External revenue	¥ 204,605,083	¥ 169,446,338	¥ 174,009,401
Non-current assets (excluding financial assets and deferred income tax assets)	393,332,278	370,041,207
Total [member]
Geographical information (Under IFRS) [line items]
External revenue	204,605,083	169,446,338	174,009,401
PRC
Geographical information (Under IFRS) [line items]
External revenue	183,027,251	154,348,665	155,873,940
Non-current assets (excluding financial assets and deferred income tax assets)	371,244,403	346,766,179
Overseas [member]
Geographical information (Under IFRS) [line items]
External revenue	21,577,832	15,097,673	¥ 18,135,461
Non-current assets (excluding financial assets and deferred income tax assets)	¥ 22,087,875	¥ 23,275,028